Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Diversification Shares - Core Completion Fund

For the period ended April 30, 2026

Schedule of Investments (unaudited)

April 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 114.13%

ASSET-BACKED SECURITIES 36.93%

Automobiles 29.62%
Ally Bank Auto Credit-Linked Notes Series 2024-A Class A2†	5.681%	5/17/2032	$196,900	$199,639
CarMax Auto Owner Trust Series 2023-4 Class A3	6.00%	7/17/2028	176,788	178,415
Citizens Auto Receivables Trust Series 2023-1 Class A4†	5.78%	10/15/2030	210,000	212,147
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%	6/15/2029	194,919	197,084
Exeter Automobile Receivables Trust Series 2024-5A Class C	4.64%	1/15/2030	200,000	200,506
Exeter Automobile Receivables Trust Series 2025-1A Class B	4.91%	8/15/2029	215,000	215,914
Exeter Automobile Receivables Trust Series 2025-2A Class D	5.89%	7/15/2031	44,000	44,709
First Investors Auto Owner Trust Series 2026-1A Class A2†	4.31%	7/16/2029	150,000	150,042
First Investors Auto Owner Trust Series 2026-1A Class A3†	4.50%	5/15/2031	150,000	150,013
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class C	5.92%	2/16/2029	200,000	202,761
Honda Auto Receivables Owner Trust Series 2023-3 Class A4	5.30%	12/18/2029	215,000	216,645
Nissan Auto Receivables Owner Trust Series 2023-A Class A4	4.85%	6/17/2030	215,000	216,152
Santander Drive Auto Receivables Trust Series 2023-5 Class B	6.16%	12/17/2029	222,883	224,810
Santander Drive Auto Receivables Trust Series 2024-3 Class D	5.97%	10/15/2031	44,000	44,971
Toyota Auto Receivables Owner Trust Series 2023-D Class A3	5.54%	8/15/2028	201,593	203,234
Volkswagen Auto Loan Enhanced Trust Series 2023-2 Class A3	5.48%	12/20/2028	183,471	185,270
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%	2/15/2029	142,606	143,882
Total				2,986,194

Other 7.31%
Affirm Master Trust Series 2025-2A Class A†	4.67%	7/15/2033	215,000	215,736
Affirm Master Trust Series 2026-1A Class A†	4.37%	2/15/2034	223,000	222,043
PEAC Solutions Receivables LLC Series 2026-1A Class A3†	4.39%	7/20/2033	200,000	199,645

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Post Road Equipment Finance LLC Series 2026-1A Class A2†	4.47%		1/18/2033	$100,000	$100,073
Total					737,497
Total Asset-Backed Securities (cost $3,723,861)					3,723,691

CORPORATE BONDS 2.37%

Banks 1.47%
Banco Santander Chile (Chile)†(a)	4.55%		11/20/2030	150,000	148,763

Iron-Steel 0.90%
Vale Overseas Ltd. (Brazil)(a)	6.40%		6/28/2054	88,000	90,418
Total Corporate Bonds (cost $237,386)					239,181

FOREIGN GOVERNMENT OBLIGATIONS(a) 6.98%

Chile 1.21%
Chile Government International Bonds	3.625%		10/30/2042	150,000	121,418

Mexico 3.46%
Mexico Government International Bonds	5.55%		1/21/2045	128,000	116,435
Mexico Government International Bonds	6.05%		1/11/2040	118,000	115,929
Mexico Government International Bonds	6.75%		9/27/2034	109,000	116,603
Total					348,967

Peru 2.31%
Peru Government International Bonds	5.375%		2/8/2035	115,000	116,207
Peru Government International Bonds	5.50%		3/30/2036	116,000	117,085
Total					233,292
Total Foreign Government Obligations (cost $694,525)					703,677

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 8.61%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K140 Class A2	2.25%		1/25/2032	250,000	223,486
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-159 Class A2	4.50%	#(b)	7/25/2033	150,000	149,903
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K536 Class A2	4.85%	#(b)	1/25/2030	230,000	234,403
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K543 Class A2	4.329%	#(b)	6/25/2030	260,000	260,310
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $870,001)					868,102

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 17.08%
Government National Mortgage Association(c)	2.00%		TBA	$75,000	$61,726
Government National Mortgage Association(c)	2.50%		TBA	50,000	42,837
Government National Mortgage Association(c)	3.00%		TBA	100,000	89,029
Government National Mortgage Association(c)	4.50%		TBA	50,000	48,214
Government National Mortgage Association(c)	5.00%		TBA	75,000	74,258
Government National Mortgage Association(c)	5.50%		TBA	100,000	100,616
Government National Mortgage Association(c)	6.00%		TBA	50,000	50,983
Uniform Mortgage-Backed Security(c)	2.00%		TBA	200,000	165,903
Uniform Mortgage-Backed Security(c)	2.50%		TBA	175,000	146,519
Uniform Mortgage-Backed Security(c)	3.00%		TBA	100,000	87,560
Uniform Mortgage-Backed Security(c)	3.50%		TBA	50,000	45,519
Uniform Mortgage-Backed Security(c)	4.00%		TBA	50,000	47,795
Uniform Mortgage-Backed Security(c)	4.50%		TBA	125,000	122,486
Uniform Mortgage-Backed Security(c)	5.00%		TBA	272,000	269,956
Uniform Mortgage-Backed Security(c)	5.50%		TBA	201,000	202,292
Uniform Mortgage-Backed Security(c)	6.00%		TBA	112,000	114,435
Uniform Mortgage-Backed Security(c)	6.50%		TBA	50,000	51,867
Total Government Sponsored Enterprises Pass-Throughs (cost $1,726,375)					1,721,995

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 42.16%
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	125,000	129,304
Bank5 Series 2025-5YR14 Class A3	5.646%		4/15/2058	135,000	139,457
Bank5 Series 2025-5YR17 Class A3	5.225%		11/15/2058	125,000	127,511
Bank5 Series 2024-5YR6 Class A3	6.225%		5/15/2057	125,000	129,941
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	100,000	103,842
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	63,000	65,192
Benchmark Mortgage Trust Series 2018-B3 Class A5	4.025%		4/10/2051	63,000	62,248
Benchmark Mortgage Trust Series 2024-V11 Class A3	5.909%	#(b)	11/15/2057	125,000	129,804
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(b)	5/15/2056	135,000	140,596
Benchmark Mortgage Trust Series 2025-V18 Class A3	5.184%		10/15/2058	130,000	132,466
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(b)	12/15/2057	135,000	138,827
BMO Mortgage Trust Series 2025-5C11 Class A3	5.669%		7/15/2058	125,000	129,202
BMO Mortgage Trust Series 2026-5C14 Class A3	5.209%		3/15/2059	145,000	147,581
CIM Trust Series 2021-J1 Class A1†	2.50%	#(b)	3/25/2051	162,975	135,134
DBGS Mortgage Trust Series 2018-C1 Class A4	4.466%		10/15/2051	100,000	99,389
Flagstar Mortgage Trust Series 2021-4 Class A1†	2.50%	#(b)	6/1/2051	162,344	134,659
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(b)	8/25/2051	161,606	134,144
GCAT Trust Series 2022-INV1 Class A1†	3.00%	#(b)	12/25/2051	156,676	135,968
GS Mortgage-Backed Securities Trust Series 2021-PJ1 Class A2†	2.50%	#(b)	6/25/2051	161,654	134,135

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust Series 2021-GR3 Class A2†	2.50%	#(b)	4/25/2052	$129,748	$107,742
GS Mortgage-Backed Securities Trust Series 2022-PJ1 Class A2†	2.50%	#(b)	5/28/2052	163,683	136,096
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(b)	1/25/2053	154,467	133,573
JP Morgan Mortgage Trust Series 2021-14 Class A3†	2.50%	#(b)	5/25/2052	161,124	133,695
JP Morgan Mortgage Trust Series 2021-4 Class A3†	2.50%	#(b)	8/25/2051	161,159	133,917
JP Morgan Mortgage Trust Series 2021-6 Class A3†	2.50%	#(b)	10/25/2051	129,526	107,961
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(b)	5/25/2052	153,711	134,112
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(b)	7/25/2052	149,852	129,582
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(b)	8/25/2052	150,998	130,573
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	140,000	144,437
OBX Trust Series 2021-J2 Class A1†	2.50%	#(b)	7/25/2051	127,951	106,208
RCKT Mortgage Trust Series 2021-5 Class A1†	2.50%	#(b)	11/25/2051	161,817	134,061
RCKT Mortgage Trust Series 2022-2 Class A1†	3.00%	#(b)	2/25/2052	124,304	107,719
RCKT Mortgage Trust Series 2022-2 Class A2†	2.50%	#(b)	2/25/2052	1,443	1,199
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	125,000	129,163
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	125,000	130,549
Total Non-Agency Commercial Mortgage-Backed Securities (cost $4,262,710)					4,249,987
Total Long-Term Investments (cost $11,514,858)					11,506,633

SHORT-TERM INVESTMENTS 4.18%

U.S. TREASURY OBLIGATIONS 1.97%
U.S. Treasury Bills (cost $198,756)	Zero Coupon		7/2/2026	200,000	198,758

REPURCHASE AGREEMENTS 2.21%
Repurchase Agreement dated 4/30/2026, 3.250% due 5/1/2026 with Fixed Income Clearing Corp. collateralized by $224,200 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $226,820; proceeds: $222,239 (cost $222,219)				222,219	222,219
Total Short-Term Investments (cost $420,975)					420,977
Total Investments in Securities 118.31% (cost $11,935,833)					11,927,610
Other Assets and Liabilities – Net (18.31)%					(1,845,752)
Net Assets 100.00%					$10,081,858

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

April 30, 2026

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2026, the total value of Rule 144A securities was $3,768,579, which represents 37.38% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at April 30, 2026.
(a)	Foreign security traded in U.S. dollars.
(b)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(c)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$3,723,691	$–	$3,723,691
Corporate Bonds	–	239,181	–	239,181
Foreign Government Obligations	–	703,677	–	703,677
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	868,102	–	868,102
Government Sponsored Enterprises Pass-Throughs	–	1,721,995	–	1,721,995
Non-Agency Commercial Mortgage-Backed Securities	–	4,249,987	–	4,249,987
Short-Term Investments
U.S. Treasury Obligations	–	198,758	–	198,758
Repurchase Agreements	–	222,219	–	222,219
Total	$–	$11,927,610	$–	$11,927,610

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	5

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on May 1, 2001. The Trust consists of eight funds as of April 30, 2026. This report covers Lord Abbett Diversification Shares: Core Completion Fund (the “Fund”). The Fund is diversified within the meaning of the 1940 Act. The Fund commenced operations on April 26, 2026.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option-adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the

Notes to Schedule of Investments (unaudited)(continued)

asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of April 30, 2026 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. The Fund will begin to file tax returns for the tax year ending July 31, 2026.

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

Notes to Schedule of Investments (unaudited)(concluded)

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of April 30, 2026, the Fund did not have any securities on loan.

QPHR-CORE-3Q

(06/26)